Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Operating lease income	$ 140,586	$ 56,961
Variable lease income	568	6,539
Total operating lease income	$ 141,154	$ 63,500